Other income	12 Months Ended
Dec. 31, 2021
Other income

4.	Other income

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2020	2019
	£	£	£
Grant income	6,381	547,928	1,163,624
Other income	-	21,272	397,642
	6,381	569,200	1,561,266

Grant income received in the years ended December 31, 2021 and 2020 was represented by payments under the Coronavirus Job Retention Scheme. Grant income received in the year ended December 31, 2019 was represented by research and development related grant funding.

Unrealized exchange differences in the period relate to retranslation of the US dollar denominated convertible loan notes as at the period end.

Other income includes research and development tax credits totaling £Nil (2020: £6,772 and 2019: £394,642).

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)